The Company, basis of presentation and significant accounting policies - Government grants (Details) € in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of grants
Operating income from government grants			€ 72,531	€ 251,662
CARES Act
Disclosure of grants
Operating income from government grants	$ 58,491	€ 49,454
CARES Act | Entities with less than 100% ownership
Disclosure of grants
Amount of funds received	$ 122,025	€ 103,171